WESTERN ASSET FUNDS, INC.

SEPTEMBER 9, 2010

SUPPLEMENT TO SUMMARY PROSPECTUS OF

WESTERN ASSET CORE BOND PORTFOLIO

DATED APRIL 30, 2010

AND

SUPPLEMENT TO PROSPECTUS OF

WESTERN ASSET CORE BOND PORTFOLIO

DATED APRIL 30, 2010

Summary Prospectus

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated April 30, 2010, as supplemented on June 14, 2010, August 20, 2010 and September 9, 2010 and as may be amended or further supplemented, the fund’s statement of additional information, dated April 30, 2010, as supplemented on May 21, 2010, August 20, 2010 and September 9, 2010 and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated December 31, 2009, are incorporated by reference into this Summary Prospectus.

The first paragraph in the section labeled “Principal investment strategies” in the fund’s Summary Prospectus is deleted and replaced with the following:

The fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities. Although the fund may invest in debt and fixed income securities of any maturity, under normal market conditions the target dollar-weighted average effective duration for the fund is expected to range within 20% of the average duration of the domestic bond market as a whole as measured by Western Asset (generally, this range is 3–7 years). Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).

Prospectus

The first paragraph in the section labeled “Principal investment strategies” in the fund’s Prospectus is deleted and replaced with the following:

The fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities. Although the fund may invest in debt and fixed income securities of any maturity, under normal market conditions the target dollar-weighted average effective duration for the fund is expected to range within 20% of the average duration of the domestic bond market as a whole as measured by Western Asset (generally, this range is 3–7 years). Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).

This supplement should be retained with your Prospectus for future reference.

WASX012922